Accounts And Notes Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts And Notes Receivable, Net [Abstract]
Debit and credit card receivables	$ 45,223	$ 42,344
Receivables from franchisees	38,079	33,823
Meal voucher receivables	16,800	13,737
Notes receivable	8,939	10,348
Allowance for doubtful accounts	(4,022)	(6,390)
Accounts and notes receivable, Net	$ 105,019	$ 93,862